Equity - Schedule of movements in own shares (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Disclosure of classes of share capital [line items]
Beginning balance	[1]	$ (11,709)	[2]	$ (11,511)	[2]	$ (11,719)
Ending balance		$ (12,070)		$ (11,709)	[1],[2]	$ (11,511)	[1],[2]
Own shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)		216		219		223
Beginning balance	[1]	$ 2,286		$ 2,223		$ 2,609
Other(1) (in shares)				0		0
Retranslation impact of opening balances(1)				$ 93		$ (334)
Ending balance (in shares)		212		216		219
Ending balance		$ 2,250		$ 2,286	[1]	$ 2,223	[1]
Own shares | Share trust arrangements
Disclosure of classes of share capital [line items]
Increase (decrease) due to share based payment transactions (in shares)		(2)		(1)		(2)
Increase (decrease) due to share based payment transactions		$ (19)		$ (15)		$ (31)
Own shares | Shares used to satisfy options
Disclosure of classes of share capital [line items]
Increase (decrease) due to share based payment transactions (in shares)		(2)		(2)		(2)
Increase (decrease) due to share based payment transactions		$ (17)		$ (15)		$ (21)
Own shares | Share buyback programme
Disclosure of classes of share capital [line items]
Number of shares purchased - share buyback programme (in shares)		28		38		61
Shares purchased - share buyback programme		$ 987		$ 1,673		$ 2,985
Shares cancelled (number)		(28)		(38)		(61)
Shares cancelled		$ (987)		$ (1,673)		$ (2,985)

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.